Inventory (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Completed unsold VOIs	$ 220		$ 220		$ 233	$ 111
Construction in process	14		14		20	101
Land, infrastructure and other	258		258		260	200
Inventory	492		492		513	412
Increase (decrease) in inventories due to the true up of cost of sale (less than for the $1 million)			(22)	$ (3)	(7)	38	$ (51)
Promotional allowances	9	$ 14	20	24	49	67	12
Cost of VOI sales (less than for the $1 million)	$ 34	$ 28	67	$ 66	152	173	$ 126
Time Share
Inventory [Line Items]
Increase (decrease) in inventories due to the true up of cost of sale (less than for the $1 million)			3		10	$ 19
Cost of VOI sales (less than for the $1 million)			$ 3		$ 10